Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Relationships with Related Parties	Nature of relationships with related parties
Name	Relationship with the Company
Beijing Ougaini Trading Co., Ltd (“Beijing Ougaini”)	Controlled by an immediate family member of Mr. Yang Weiguang

Schedule of Purchase from a Related Party	Purchase from a related party
	For the Years Ended December 31,
	2025	2024	2023
Beijing Ougaini	$-	$-	$112,980